Shareholders Equity - Additional Information (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 17, 2020
Disclosure of classes of share capital [line items]
Dividends declared to shareholders		R$ 1,402,899
Treasury shares [member]
Disclosure of classes of share capital [line items]
Number of shares issued to employees for share-based compensation plans	3,616,531
Number of shares sold or issued for other than share-based compensation plans	13,021,744